Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 30, 2012
Supplement [Text Block]	ust12_SupplementTextBlock

FCI Bond Fund (FCIZX)

SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 30, 2012

The fifth paragraph of the sub-section “Principal Investment Strategies” in the section “Summary Section – FCI Bond Fund” and the fourth paragraph of the sub-section “Principal Investment Strategies of the Bond Fund” in the section “Additional Information about the Bond Fund’s Principal Strategies and Related Risks” are deleted in their entirety and replaced with the following:

The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”) or in exchange-traded funds and closed end funds that own junk bonds. Junk bonds are bonds rated below BBB or its equivalent by any nationally recognized securities rating organization, or that are unrated but determined by the Advisor to be of comparable quality.

The following paragraph is added to the “Principal Risks” sub-section of the “Summary Section – FCI Bond Fund” section and to the “Principal Risks of Investing in the Bond Fund” sub-section of the “Additional Information about the Bond Fund’s Principal Strategies and Related Risks” section:

High Yield Risk: The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Fund.

Closed End Fund Risk: The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. The use of leverage can provide higher yields and potentially higher returns for closed-end fund investors, but it also increases overall risk and the volatility of the investment.

FCI BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ust12_SupplementTextBlock

FCI Bond Fund (FCIZX)

SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 30, 2012

The fifth paragraph of the sub-section “Principal Investment Strategies” in the section “Summary Section – FCI Bond Fund” and the fourth paragraph of the sub-section “Principal Investment Strategies of the Bond Fund” in the section “Additional Information about the Bond Fund’s Principal Strategies and Related Risks” are deleted in their entirety and replaced with the following:

The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”) or in exchange-traded funds and closed end funds that own junk bonds. Junk bonds are bonds rated below BBB or its equivalent by any nationally recognized securities rating organization, or that are unrated but determined by the Advisor to be of comparable quality.

The following paragraph is added to the “Principal Risks” sub-section of the “Summary Section – FCI Bond Fund” section and to the “Principal Risks of Investing in the Bond Fund” sub-section of the “Additional Information about the Bond Fund’s Principal Strategies and Related Risks” section:

High Yield Risk: The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Fund.

Closed End Fund Risk: The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. The use of leverage can provide higher yields and potentially higher returns for closed-end fund investors, but it also increases overall risk and the volatility of the investment.